Future Rents And Tenant Concentration	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Future Rents and Tenant Concentration [Abstract]
FUTURE RENTS AND TENANT CONCENTRATION

NOTE 7 – FUTURE RENTS AND TENANT CONCENTRATION

The Company’s revenue is derived from property leases with varied lease terms. The following table represents future minimum rents to be received under non-cancelable leases with terms of twelve months or more as of January 31, 2015.

Future Rents
2015	$150,435
2016	87,080
2017	18,075
Thereafter	-
$255,590

For the three and nine months ended January 31, 2015, two tenants represented approximately 17% and 14%, 17% and 14%, respectively of the Company’s revenue.

NOTE 7 – FUTURE RENTS AND TENANT CONCENTRATION

The Company’s revenue is derived from property leases with varied lease terms. The following table represents future minimum rents to be received under non-cancelable leases with terms of twelve months or more as of April 30, 2014:

Future Rents
2015	$112,828
2016	93,457
2017	11,172
Thereafter	---
$217,457

For the twelve months ended April 30, 2014, two tenants represented approximately 19% and 15% of the Company’s revenue.